Significant Accounting Policies - Uncollectable Receivables Related to MCAs (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Provision for uncollectible receivables related to MCAs	$ 1,028,000	$ 0